DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Revenues	¥ 235,823	$ 35,532	¥ 334,770	¥ 376,250
Cost of revenues	(172,180)	(25,943)	(259,253)	(264,039)
Gross profit	63,643	9,589	75,517	112,211
Operating expenses
Selling and marketing	(21,149)	(3,187)	(38,079)	(39,987)
General and administrative	(17,602)	(2,652)	(30,373)	(26,576)
Research and development	(659)	(99)	(2,760)	(2,599)
Other income (expense), net	360	54	(1,301)	8,586
Total operating expenses, net	(39,050)	(5,884)	(72,513)	(60,576)
Income from discontinued operations	24,593	3,705	3,004	51,635
Interest expense	(5,480)	(826)	(6,644)	(8,067)
Interest income	34	5	93	119
Impairment on plant and equipment and inventories	(44,706)	(6,736)
Income (loss) before income taxes from discontinued operations	(25,559)	(3,852)	(3,547)	43,687
Income tax (expense) benefits from discontinued operations
Current	(1,281)	(193)	(1,436)	(1,295)
Deferred	0	0	0	0
Income tax (expenses) benefit from discontinued operations	(1,281)	(193)	(1,436)	(1,295)
Loss on disposal of commercial seed business	(3,282)	(496)	0	0
Net income (loss) from discontinued operations	(30,122)	(4,540)	(4,983)	42,392
Less: Net income (loss) attributable to non-controlling interests	821	124	(480)	(916)
Net income (loss) from discontinued operations attributable to Origin Agritech Ltd.	¥ (30,943)	$ (4,664)	¥ (4,503)	¥ 43,308